Average Annual Total Returns - Retail - Vanguard LifeStrategy Income Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Income Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Income Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Income Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.13%	6.24%	5.17%	8.23%	5.20%	4.12%	5.46%	4.42%	3.67%	7.51%	4.44%	3.84%	9.71%	6.49%	5.48%